Consolidated Statement of Income (Parenthetical) - CAD ($) $ in Millions	3 Months Ended			6 Months Ended
	Apr. 30, 2025	Jan. 31, 2025	Apr. 30, 2024	Apr. 30, 2025	Apr. 30, 2024
Profit or loss [abstract]
Interest income calculated using effective interest method	$ 13,943	$ 14,577	$ 14,776	$ 28,520	$ 29,674